Document and Entity Information	Apr. 07, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	TENET HEALTHCARE CORP
Amendment Flag	false
Entity Central Index Key	0000070318
Document Type	8-K
Document Period End Date	Apr. 07, 2020
Entity Incorporation State Country Code	NV
Entity File Number	1-7293
Entity Tax Identification Number	95-2557091
Entity Address, Address Line One	1445 Ross Avenue
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(469)
Local Phone Number	893-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock $0.05 par value
Trading Symbol	THC
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Senior Notes due 2031
Trading Symbol	THC31
Security Exchange Name	NYSE